                         Supplement dated July 9, 2004*
 to the Prospectuses and Statements of Additional Information dated April 30, 2004

Product Name                                                                         Prospectus Form #         SAI Form #
American Express Retirement Advisor Advantage(R) Variable Annuity/
   American Express Retirement Advisor Select Variable Annuity(R)                     S-6406 G (4/04)        S-6325 A (4/04)
American Express Retirement Advisor Advantage Variable Annuity(R) - Band 3            S-6407 E (4/04)        S-6325 A (4/04)
American Express Retirement Advisor Advantage Plus(SM) Variable Annuity/
   American Express Retirement Advisor Select Plus(SM)/ Variable Annuity              S-6273 C (4/04)        S-6325 A (4/04)
American Express Retirement Advisor Variable Annuity(R)                               S-6467 H (4/04)        S-6325 A (4/04)
American Express Retirement Advisor Variable Annuity(R) - Band 3                      S-6477 H (4/04)        S-6325 A (4/04)

The following FUND NAME and SUBADVISER changes will be effective on July 9, 2004.

Old Name                                   New Name

AXP Variable Portfolio -                   AXP Variable Portfolio - Threadneedle
Emerging Markets Fund                      Emerging Markets Fund

AXP Variable Portfolio -                   AXP Variable Portfolio - Threadneedle
International Fund                         International Fund

The Variable Account and the Funds

Under the heading "Investment Adviser" in the table, the subadviser information for the funds listed below has been revised as follows:

----------------------------------- --------------------------------------------
Fund Name                           Investment Adviser
----------------------------------- --------------------------------------------
AXP Variable Portfolio -            AEFC, adviser; Threadneedle International
Threadneedle Emerging Markets Fund  Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, subadviser.
----------------------------------- --------------------------------------------
AXP Variable Portfolio -            AEFC, adviser; Threadneedle, an indirect
Threadneedle International Fund     wholly owned subsidiary of AEFC, subadviser.
----------------------------------- --------------------------------------------



S-6406-4 A (7/04)

* Valid until next prospectus update.
Destroy May 1, 2005